Taxation - Tax-losses carry forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Taxation
Tax loss carryforwards	$ 5,900	$ 5,747		$ 5,218
Effective rate for Innovation Box profits	9.00%	9.00%
Amount of tax returns	$ 27,800	$ 33,900	$ 14,600
IP development costs	84,100
Accounting-to-tax differences
Taxation
Accounting-to-tax differences	(32,000)
2017
Taxation
Tax loss carryforwards	862
2018
Taxation
Tax loss carryforwards	2,756
2019
Taxation
Tax loss carryforwards	1,084
2021
Taxation
Tax loss carryforwards	908
2022
Taxation
Tax loss carryforwards	$ 289